Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 3,706,122	$ 537,337	¥ 5,839,973	¥ 5,233,170
Sales to End Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	3,145,807		4,878,453	4,548,804
Sales to Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	546,543		941,322	678,873
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 13,772		¥ 20,198	¥ 5,493